CONSOLIDATED BALANCE SHEETS Parenthetical - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Equity
Common stock, shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, authorized (in shares)	600,000,000	600,000,000
Common stock, shares, issued (in shares)	245,811,180	245,811,180
Common stock, shares, outstanding (in shares)	210,681,661	209,731,028
Treasury stock, shares (in shares)	35,129,519	36,080,152